The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
($ reported in thousands)

	Par Value	Value
Convertible Bonds and Notes—2.1%
Information Technology—2.1%
Dye & Durham Ltd. 144A 3.750%, 3/1/26(1)	732 CAD	$522
Total Convertible Bonds and Notes (Identified Cost $523)		522

Corporate Bonds and Notes—6.3%
Communication Services—1.2%
CommScope LLC
144A 7.125%, 7/1/28(1)	$50	50
144A 9.500%, 12/15/31(1)	46	48
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(1)	46	47
EchoStar Corp. 10.750%, 11/30/29	129	142
		287

Energy—2.1%
California Resources Corp. 144A 7.125%, 2/1/26(1)	52	52
Calumet Specialty Products Partners LP 144A 11.000%, 4/15/26(1)	223	223
Shelf Drilling Holdings Ltd. 144A 9.625%, 4/15/29(1)	226	236
		511

Financials—2.6%
Frontier Communications Holdings LLC
5.875%, 11/1/29	133	135
144A 6.000%, 1/15/30(1)	216	218
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(1)	13	11
Nationstar Mortgage Holdings, Inc. 144A 5.125%, 12/15/30(1)	215	217
Permian Resources Operating LLC 144A 8.000%, 4/15/27(1)	51	52
		633

Industrials—0.0%
Foundation Building Materials, Inc. 144A 6.000%, 3/1/29(1)	14	14
Materials—0.4%
Big River Steel LLC 144A 6.625%, 1/31/29(1)	93	93
Total Corporate Bonds and Notes (Identified Cost $1,526)		1,538

Leveraged Loans—5.2%
Aerospace—1.6%
Spirit AeroSystems, Inc. (3 month Term SOFR + 4.500%) 8.808%, 1/15/27(2)	394	395
	Par Value	Value

Media / Telecom - Telecommunications—2.7%
Lumen Technologies, Inc.
Tranche B-1 (1 month Term SOFR + 2.464%) 6.628%, 4/15/29(2)	$114	$114
Tranche B-2 (1 month Term SOFR + 2.464%) 6.628%, 4/15/30(2)	492	488
Syniverse Holdings, Inc. (3 month Term SOFR + 7.000%) 11.002%, 5/13/27(2)	68	66
		668

Media / Telecom - Wireless Communications—0.9%
Commscope, Inc. 0.000%, 12/17/29(2)(3)	216	219
Total Leveraged Loans (Identified Cost $1,286)		1,282

	Shares
Preferred Stock—0.0%
Real Estate—0.0%
City Office REIT, Inc. Series A, 6.625%	50	1
Total Preferred Stock (Identified Cost $1)		1

Common Stocks—42.2%
Communication Services—17.5%
Electronic Arts, Inc.	1,100	222
Endeavor Group Holdings, Inc. Class A (4)(5)	56,060	1,698
Frontier Communications Parent, Inc.(6)(7)	27,909	1,042
GCI Liberty, Inc. Class A(6)	92	3
GCI Liberty, Inc. Escrow Share(4)(6)	1,015	— (8)
Interpublic Group of Cos., Inc. (The)(7)	19,431	542
Liberty Broadband Corp. Class A(6)	6,357	403
TEGNA, Inc.	10,801	220
Warner Bros Discovery, Inc.(6)	8,100	158
		4,288

Consumer Discretionary—0.1%
Hanesbrands, Inc.(6)	3,860	26
Consumer Staples—0.3%
Kellanova	745	61
Energy—0.3%
Aris Water Solutions, Inc. Class A	3,045	75
Financials—8.5%
Acropolis Infrastructure(4)(6)	3,967	—
Cantaloupe, Inc.(6)	12,155	129
Guild Holdings Co. Class A	915	18
Mr. Cooper Group, Inc.	6,666	1,405
ProAssurance Corp.(6)	17,647	423
Veritex Holdings, Inc.	3,339	112
Zalatoris Acquisition Corp.(4)(6)	3,001	—
		2,087

See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Shares	Value

Health Care—2.2%
ABIOMED, Inc.(4)(6)	814	$1
Inhibrx, Inc.(6)	2,449	3
Merus N.V.(6)	984	93
Verona Pharma plc ADR(6)	4,144	442
		539

Industrials—6.6%
Air Lease Corp. Class A	1,322	84
Chart Industries, Inc.(6)(7)	5,058	1,013
Norfolk Southern Corp.	1,169	351
Spirit AeroSystems Holdings, Inc. Class A(6)	2,722	105
TaskUS, Inc. Class A(6)	3,422	61
		1,614

Information Technology—3.7%
Clearwater Analytics Holdings, Inc. Class A (6)	600	11
CyberArk Software Ltd.(6)(7)	1,867	902
		913

Materials—2.8%
Teck Resources Ltd. Class B	15,827	695
Utilities—0.2%
ALLETE, Inc.	728	48
Total Common Stocks (Identified Cost $9,614)		10,346

Rights—0.0%
Financials—0.0%
Pershing Tontine Spar, 09/29/33(4)(6)	1,848	1
Health Care—0.0%
Akouos, Inc., 12/31/49(4)(6)	4,144	3
Bristol-Myers Squibb Co., 12/31/35(4)(6)	6,945	6
		9

Total Rights (Identified Cost $—)		10

Warrants—0.1%
Communication Services—0.0%
BuzzFeed, Inc., 12/01/26(6)	1,643	— (8)
GIBO Holdings Ltd., 05/08/30(6)	740	— (8)
		— (8)

Consumer Discretionary—0.0%
Allurion Technologies, Inc., 08/01/30(6)	870	— (8)
ECARX Holdings, Inc., 12/21/27(6)	1,150	— (8)
Grove Collaborative Holdings, 06/16/27(6)	1,063	— (8)
Zapp Electric Vehicles Group Ltd., 03/03/28(6)	2,322	— (8)
		— (8)

Financials—0.1%
26 Capital Acquisition Corp., 12/31/27(6)	900	—
	Shares	Value

Financials—continued
Agriculture & Natural Solutions Acquisition Corp., 12/31/28(6)	1,654	$— (8)
Alchemy Investments Acquisition Corp. 1, 06/26/28(6)	2,148	— (8)
Aldel Financial II, Inc., 10/10/29(6)	3,734	2
AltEnergy Acquisition Corp., 11/10/28(6)	800	— (8)
Andretti Acquisition Corp. II, 10/24/29(6)	2,573	1
Archimedes Tech SPAC Partners II Co., 04/02/30(6)	1,297	1
Cartesian Growth Corp. II, 07/12/28(6)	873	— (8)
Centurion Acquisition Corp., 08/01/29(6)	626	— (8)
Copley Acquisition Corp., 05/23/30(6)	3,573	1
Corner Growth Acquisition Corp., 12/31/27(4)(6)	895	—
EVe Mobility Acquisition Corp., 12/31/28(4)(6)	934	—
Fact II Acquisition Corp., 12/20/29(6)	2,755	1
Gesher Acquisition Corp. II, 03/12/30(6)	1,041	— (8)
Goal Acquisitions Corp., 02/11/26(6)	8,032	— (8)
Graf Global Corp., 08/07/29(6)	1,202	— (8)
Iron Horse Acquisitions Corp., 02/16/29(6)	2,326	— (8)
Israel Acquisitions Corp., 02/28/28(6)	773	— (8)
Keen Vision Acquisition Corp., 09/15/28(6)	6,597	1
Launch Two Acquisition Corp., 11/26/29(6)	1,573	1
Live Oak Acquisition Corp. V, 04/17/30(6)	940	— (8)
Newbury Street Acquisition Corp., 12/31/27(6)	419	— (8)
Newbury Street II Acquisition Corp., 12/29/29(6)	2,521	1
NewHold Investment Corp. III, 04/17/30(6)	896	— (8)
Roman DBDR Acquisition Corp. II, 02/03/30(6)	1,705	1
SIM Acquisition Corp. I, 08/28/29(6)	1,902	1
Slam Corp. Class A, 12/31/27(6)	709	— (8)
Stellar V Capital Corp., 03/24/30(6)	863	— (8)
Target Global Acquisition I Corp., 12/31/27(6)	1,600	— (8)
Titan Acquisition Corp., 06/02/30(6)	6,282	2
Voyager Acquisition Corp., 05/16/31(6)	2,090	— (8)
XBP Global Holdings, Inc., 12/31/27(6)	757	— (8)
Zeo Energy Corp., 10/20/26(6)	936	— (8)
		13

Health Care—0.0%
CERo Therapeutics Holdings, Inc., 02/14/29(6)	859	— (8)
Psyence Biomedical Ltd., 01/25/29(6)	1,097	— (8)
Tevogen Bio Holdings, Inc., 11/04/26(6)	1,068	— (8)
		— (8)

Industrials—0.0%
Bridger Aerospace Group Holdings, Inc., 01/25/28(6)	750	— (8)
Getaround, Inc., 03/09/26(6)	179	— (8)
Volato Group, Inc., 12/03/28(6)	2,120	— (8)
		— (8)

Information Technology—0.0%
iLearningEngines Holdings, Inc., 03/02/26(6)	5,381	— (8)
LeddarTech Holdings, Inc., 09/21/28(6)	2,213	— (8)
Movella Holdings, Inc., 12/31/27(6)	1,062	— (8)
		— (8)

Total Warrants (Identified Cost $28)		13

Shares/Units
Special Purpose Acquisition Companies—26.7%
1RT Acquisition Corp.(6)	226	2
See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Shares/Units	Value
A Paradise Acquisition Corp.(6)	838	$8
A Paradise Acquisition Corp. Class A(6)	2,433	24
A SPAC III Acquisition Corp. Class A(6)	2,621	27
AA Mission Acquisition Corp. Class A(6)	33,255	350
Agriculture & Natural Solutions Acquisition Corp.(6)	31,287	342
Ai Transportation Acquisition Corp.(6)	3,701	41
Aimei Health Technology Co., Ltd.(6)	3,362	1
Andretti Acquisition Corp. II Class A(6)	14,176	148
Archimedes Tech SPAC Partners II Co.(6)	7,098	73
Armada Acquisition Corp. II(6)	4,832	50
Armada Acquisition Corp. II Class A(6)	5,305	55
Axiom Intelligence Acquisition Corp. 1(6)	1,467	15
Axiom Intelligence Acquisition Corp. 1 Class A(6)	4,154	41
Bain Capital GSS Investment Corp.(6)	209	2
Bayview Acquisition Corp.(6)	2,923	1
Bayview Acquisition Corp. Class A(6)	1,470	16
Berto Acquisition Corp.(6)	642	7
BEST SPAC I Acquisition Corp.(6)	418	4
Black Hawk Acquisition Corp.(6)	120	— (8)
Bleichroeder Acquisition Corp. I(6)	12,878	134
Blue Acquisition Corp.(6)	1,673	17
Blue Acquisition Corp. Class A(6)	11,839	118
Blue Water Acquisition Corp. III(6)	4,188	42
Blue Water Acquisition Corp. III Class A(6)	3,946	39
BTC Development Corp.(6)	418	4
Cal Redwood Acquisition Corp.(6)	1,263	13
Cal Redwood Acquisition Corp. Class A(6)	4,189	42
Cantor Equity Partners I, Inc. Class A(6)	1,059	11
Cantor Equity Partners III, Inc. Class A(6)	419	4
Cantor Equity Partners IV, Inc. Class A(6)	1,659	17
Cartesian Growth Corp. III(6)	4,238	43
Cartesian Growth Corp. III Class A(6)	5,701	57
Cayson Acquisition Corp.(6)	1,811	19
Cayson Acquisition Corp.(6)	1,811	— (8)
Centurion Acquisition Corp.(6)	8,127	86
ChampionsGate Acquisition Corp.(6)	506	5
Chenghe Acquisition III Co.(6)	2,288	23
Churchill Capital Corp. IX(6)	942	10
Cohen Circle Acquisition Corp. II(6)	1,764	18
Columbus Circle Capital Corp. I Class A(6)	1,252	13
Copley Acquisition Corp. Class A(6)	8,053	81
Crane Harbor Acquisition Corp.(6)	9,925	3
Crane Harbor Acquisition Corp. Class A(6)	9,925	101
CSLM Digital Asset Acquisition Corp. III Ltd.(6)	3,325	34
D Boral ARC Acquisition I Corp. Class A(6)	8,108	80
Drugs Made In America Acquisition II Corp.(6)	1,670	17
DT Cloud Acquisition Corp.(6)	1,554	— (8)
DT Cloud Star Acquisition Corp.(6)	4,102	43
Dune Acquisition Corp. II(6)	6,001	61
EGH Acquisition Corp.(6)	635	6
EGH Acquisition Corp. Class A(6)	2,094	21
Emmis Acquisition Corp.(6)	1,461	15
EQV Ventures Acquisition Corp. Class A(6)	1,737	18
EQV Ventures Acquisition Corp. II(6)	4,134	41
ESH Acquisition Corp.(6)	3,862	1
Eureka Acquisition Corp.(6)	418	5
Fact II Acquisition Corp.(6)	13,333	137
Fifth Era Acquisition Corp. I Class A(6)	717	7
FIGX Capital Acquisition Corp.(6)	712	7
FIGX Capital Acquisition Corp. Class A(6)	1,019	10
Flag Ship Acquisition Corp.(6)	436	5
FutureCrest Acquisition Corp.(6)	83	1
Galata Acquisition Corp. II(6)	1,455	15
Gesher Acquisition Corp. II Class A(6)	2,082	21
	Shares/Units	Value
GigCapital7 Corp. Class A(6)	8,877	$94
Globa Terra Acquisition Corp. Class A(6)	11,391	114
Gores Holdings X, Inc.(6)	4,367	45
GP-Act III Acquisition Corp. Class A(6)	11,408	121
Graf Global Corp. Class A(6)	2,406	25
GSR III Acquisition Corp.(6)	11,799	122
GSR IV Acquisition Corp.(6)	5,580	57
Haymaker Acquisition Corp. 4(6)	19,366	220
HCM III Acquisition Corp.(6)	209	2
Horizon Space Acquisition I Corp.(6)	8,221	101
IB Acquisition Corp.(6)	4,303	46
IB Acquisition Corp.(6)	4,303	— (8)
Integrated Wellness Acquisition Corp. Class A(6)	566	7
Iron Horse Acquisitions Corp.(6)	2,326	2
Jackson Acquisition Co. II(6)	10,834	3
Jackson Acquisition Co. II Class A(6)	10,834	112
Jena Acquisition Corp. II(6)	3,373	35
Jena Acquisition Corp. II Class A(6)	4,259	43
K&F Growth Acquisition Corp. II(6)	2,148	— (8)
K&F Growth Acquisition Corp. II Class A(6)	2,148	22
Kochav Defense Acquisition Corp.(6)	9,640	99
Kochav Defense Acquisition Corp. Class A(6)	2,449	25
Lakeshore Acquisition III Corp.(6)	5,798	59
Lakeshore Acquisition III Corp.(6)	3,704	1
Launch Two Acquisition Corp. Class A(6)	6,286	66
Legato Merger Corp. III(6)	5,402	58
Lightwave Acquisition Corp.(6)	4,131	42
Lionheart Holdings Class A(6)	2,496	26
Live Oak Acquisition Corp. V Class A(6)	4,579	47
M3-Brigade Acquisition VI Corp.(6)	415	4
McKinley Acquisition Corp.(6)	832	8
Mountain Lake Acquisition Corp.(6)	9,926	2
Mountain Lake Acquisition Corp. Class A(6)	9,926	102
Nabors Energy Transition Corp. II Class A(6)	12,397	139
New Providence Acquisition Corp. III(6)	10,916	112
Newbury Street II Acquisition Corp. Class A(6)	9,346	97
NewHold Investment Corp. III Class A(6)	4,233	43
NMP Acquisition Corp. Class A(6)	4,148	41
Origin Investment Corp. I(6)	3,737	38
OTG Acquisition Corp. I(6)	1,039	11
Oxley Bridge Acquisition Ltd.(6)	1,675	17
Oxley Bridge Acquisition Ltd. Class A(6)	3,642	36
Oyster Enterprises II Acquisition Corp.(6)	6,925	69
Oyster Enterprises II Acquisition Corp. Class A(6)	3,494	35
Pantages Capital Acquisition Corp.(6)	5,037	52
Pantages Capital Acquisition Corp.(6)	5,037	1
Perimeter Acquisition Corp. I(6)	1,272	13
Pioneer Acquisition I Corp.(6)	7,244	73
ProCap Acquisition Corp.(6)	581	6
ProCap Acquisition Corp. Class A(6)	2,046	21
Quantumsphere Acquisition Corp.(6)	831	8
Quartzsea Acquisition Corp.(6)	963	10
Real Asset Acquisition Corp. Class A(6)	2,092	21
Republic Digital Acquisition Co.(6)	642	7
RF Acquisition Corp. II(6)	3,299	35
Rising Dragon Acquisition Corp.(6)	4,842	50
Roman DBDR Acquisition Corp. II(6)	3,243	33
Siddhi Acquisition Corp. Class A(6)	5,759	58
Silver Pegasus Acquisition Corp.(6)	1,048	11
Silver Pegasus Acquisition Corp. Class A(6)	2,078	21
Silverbox Corp. IV Class A(6)	2,408	25
SIM Acquisition Corp. I Class A(6)	10,780	113
Sizzle Acquisition Corp. II(6)	9,423	2
Sizzle Acquisition Corp. II Class A(6)	13,796	140
See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Shares/Units	Value
Solarius Capital Acquisition Corp. Class A(6)	2,480	$25
Soulpower Acquisition Corp.(6)	11,353	2
Soulpower Acquisition Corp. Class A(6)	11,620	117
Spring Valley Acquisition Corp. II(6)	648	— (8)
Spring Valley Acquisition Corp. III(6)	1,655	17
Stellar V Capital Corp. Class A(6)	1,727	18
Tavia Acquisition Corp.(6)	8,747	91
Tavia Acquisition Corp.(6)	5,000	1
Thayer Ventures Acquisition Corp. II(6)	2,371	24
Thayer Ventures Acquisition Corp. II Class A(6)	2,090	21
Titan Acquisition Corp. Class A(6)	12,564	127
Translational Development Acquisition Corp.(6)	1,637	17
UY Scuti Acquisition Corp.(6)	3,005	1
UY Scuti Acquisition Corp.(6)	3,005	31
Vendome Acquisition Corp. I Class A(6)	4,271	42
Vine Hill Capital Investment Corp. Class A(6)	4,503	48
Voyager Acquisition Corp.(6)	15,231	159
Wen Acquisition Corp.(6)	3,237	34
Wen Acquisition Corp. Class A(6)	432	4
Wintergreen Acquisition Corp.(6)	38	— (8)
Wintergreen Acquisition Corp.(6)	2,068	21
YHN Acquisition I Ltd.(6)	4,979	52
Total Special Purpose Acquisition Companies (Identified Cost $6,343)		6,552

	Shares
Purchased Options—0.0%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $19)		2

Escrow Notes—1.9%
Financials—1.9%
Altaba, Inc. Escrow(6)	348,047	470
Pershing Square Escrow(4)(6)	7,392	—
		470

Total Escrow Notes (Identified Cost $162)		470

Total Long-Term Investments—84.5% (Identified Cost $19,502)		20,736

Short-Term Investments—11.3%
Money Market Mutual Funds—11.3%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 3.969%)(9)	2,450,000	2,450
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 4.034%)(9)	322,884	323
Total Short-Term Investments (Identified Cost $2,773)		2,773

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—95.8% (Identified Cost $22,275)		23,509

Securities Sold Short—(9.8)%

	Shares	Value
Common Stocks—(9.7)%
Communication Services—(0.6)%
Charter Communications, Inc. Class A(6)	(518)	$(143)
GCI Liberty, Inc. Class A(6)	(92)	(3)
(146)

Consumer Discretionary—(0.1)%
Gildan Activewear, Inc. Class A	(394)	(23)
Financials—(5.6)%
Huntington Bancshares, Inc.	(95)	(2)
Rocket Cos., Inc. Class A	(70,644)	(1,369)
(1,371)

Industrials—(0.1)%
Union Pacific Corp.	(82)	(19)
Information Technology—(3.3)%
Clearwater Analytics Holdings, Inc.	(600)	(11)
Palo Alto Networks, Inc.(6)	(3,985)	(811)
(822)

Total Common Stocks (Identified Proceeds $(1,970))		(2,381)

Master Limited Partnerships and Related Companies—(0.1)%
Energy—(0.1)%
Western Midstream Partners LP	(705)	(28)
Total Master Limited Partnerships and Related Companies (Identified Proceeds $(27))		(28)

Total Securities Sold Short (Identified Proceeds $(1,997))		(2,409)

Written Options—(0.6)%
(See open written options schedule)
Total Written Options (Premiums Received $91)		(140)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—85.4% (Identified Cost $20,187)		$20,960
Other assets and liabilities, net—14.6%		3,590
NET ASSETS—100.0%		$24,550
See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
plc	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities amounted to a value of $1,783 or 7.3% of net assets.

(2)
Variable rate security. Rate disclosed is as of September 30, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(3)	This loan will settle after September 30, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)
Delisted security. As of September 30, 2025, the common stock is classified as a
Level 3 investment due to the absence of observable market inputs and had a cost of $1,533 and its market value represents 7.1% of total net assets. The security was delisted on March 24, 2025 and is currently subject to appraisal rights proceedings in connection with an acquisition. Due to the uncertainty of fair valuation in the absence of an active market and the pending legal proceedings, the fair value of the security may differ materially from the presented estimated fair value.

(6)	Non-income producing.
(7)	All or a portion of the shares have been committed as collateral for open securities sold short and written option contracts. The value of securities segregated as collateral is $2,831.
(8)	Amount is less than $500 (not in thousands).
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
BAML	Bank of America-Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
CAD	Canadian Dollar
EUR	Euro
GBP	United Kingdom Pound Sterling
JPY	Japanese Yen
USD	United States Dollar

Country Weightings†
United States	56%
Cayman Islands	31
Canada	5
Israel	4
United Kingdom	2
Virgin Islands(British)	1
Netherlands	1
Total	100%
†% of total investments, net of securities sold short and written options, as of September 30, 2025.

Open purchased options contracts as of September 30, 2025 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
SPDR S&P 500® ETF Trust	19	$1,187	$625.00	10/17/25	$2
Teck Resources Ltd.	135	473	35.00	10/17/25	— (3)
Total Purchased Options					$2
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.
(3) Amount is less than $500 (not in thousands).

See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
Open written options contracts as of September 30, 2025 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Air Lease Corp.	(9)	$(59)	$65.00	02/20/26	$(— ) (3)
Electronic Arts, Inc.	(3)	(60)	200.00	10/17/25	(1)
Electronic Arts, Inc.	(2)	(42)	210.00	11/21/25	(— ) (3)
Electronic Arts, Inc.	(2)	(42)	210.00	03/20/26	(— ) (3)
SPDR S&P 500® ETF Trust	(7)	(458)	655.00	10/17/25	(11)
Teck Resources Ltd.	(29)	(113)	39.00	10/17/25	(14)
Teck Resources Ltd.	(106)	(403)	38.00	10/17/25	(64)
TEGNA, Inc.	(15)	(33)	22.00	12/19/25	(— ) (3)
Warner Bros Discovery, Inc.	(81)	(113)	14.00	12/19/25	(49)
Western Midstream Partners LP	(1)	(4)	40.00	10/17/25	(— ) (3)
Western Midstream Partners LP	(2)	(8)	40.00	11/21/25	(— ) (3)
					(139)
Put Option(2)
SPDR S&P 500® ETF Trust	(12)	(720)	600.00	10/17/25	(1)
Total Written Options					$(140)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.
(3) Amount is less than $500 (not in thousands).

Forward foreign currency exchange contracts as of September 30, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPY	18,556	USD	126	GS	10/15/25	$—	$— (1)
USD	127	JPY	18,556	GS	10/15/25	1	—
USD	177	EUR	153	GS	10/20/25	—	(2)
USD	573	EUR	495	GS	11/05/25	—	(10)
USD	144	EUR	124	GS	12/16/25	—	(2)
USD	194	GBP	145	GS	12/17/25	—	(1)
USD	534	CAD	732	JPM	12/18/25	6	—
USD	556	GBP	410	GS	12/18/25	4	—
Total						$11	$(15)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).

Over-the-counter total return swaps outstanding as of September 30, 2025 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
Bristol-Myers Squibb Co.(3),(4)	Pay	6.070% (0.750% + OBFR)	1 Month	BAML	03/03/26	$— (5)	$4	$4	$—
Covestro AG	Pay	4.700% (0.610% + OBFR)	1 Month	GS	12/31/25	290	15	15	—
Cyberark Software Ltd.	Pay	4.470% (0.380% + OBFR)	3 Month	JPM	10/19/26	303	(2)	—	(2)
Just Eat Takeaway.com N.V.	Pay	4.940% (0.850% + OBFR)	1 Month	GS	05/06/26	540	35	35	—
Just Group plc	Pay	4.940% (0.850% + OBFR)	1 Month	GS	09/03/26	187	1	1	—
Kellanova	Pay	4.700% (0.610% + OBFR)	1 Month	GS	02/09/26	1,513	13	13	—
Mr. Cooper Group, Inc.	Pay	4.700% (0.610% + OBFR)	1 Month	GS	08/10/26	33	16	16	—
Spectris	Pay	4.700% (0.610% + OBFR)	1 Month	GS	08/05/26	542	(1)	—	(1)
							81	84	(3)
See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
Over-the-counter total return swaps outstanding as of September 30, 2025 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Short Total Return Swap Contracts
Anglo American plc	Receive	3.740% ((0.350)% + OBFR)	1 Month	GS	10/28/26	$(28)	$(2)	$—	$(2)
Anglo American plc	Receive	3.740% ((0.350)% + OBFR)	3 Month	JPM	10/30/26	(80)	(4)	—	(4)
Boeing Co.	Receive	3.740% ((0.350)% + OBFR)	1 Month	GS	09/01/26	(113)	5	5	—
Charter Communications, Inc. Class A	Receive	3.840% ((0.250)% + OBFR)	3 Month	JPM	10/15/26	(258)	(11)	—	(11)
Huntington Bancshares, Inc.	Receive	3.740% ((0.350)% + OBFR)	1 Month	GS	09/01/26	(76)	(3)	—	(3)
Huntington Bancshares, Inc.	Receive	3.840% ((0.250)% + OBFR)	3 Month	JPM	10/15/26	(33)	1	1	—
Omnicom Group	Receive	3.740% ((0.350)% + OBFR)	1 Month	GS	02/03/26	(535)	(19)	—	(19)
Palo Alto Networks, Inc.	Receive	3.840% ((0.250)% + OBFR)	3 Month	JPM	10/19/26	(304)	— (5)	— (5)	—
Rocket Cos., Inc. Class A	Receive	(7.405)% ((11.495)% + OBFR)	1 Month	GS	08/10/26	(34)	(15)	—	(15)
Rocket Cos., Inc. Class A	Receive	(5.785)% ((9.875)% + OBFR)	3 Month	JPM	08/31/26	(42)	(10)	—	(10)
Union Pacific Corp.	Receive	3.840% ((0.250)% + OBFR)	3 Month	JPM	10/26/26	(239)	(13)	—	(13)
Western Midstream Partners LP	Receive	1.947% ((2.143)% + OBFR)	1 Month	GS	09/22/26	(24)	(1)	—	(1)
Western Midstream Partners LP	Receive	0.250% ((3.840)% + OBFR)	3 Month	JPM	10/13/26	(8)	— (5)	—	— (5)
							(72)	6	(78)
Total							$9	$90	$(81)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
(5)	Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$522	$—	$522	$—
Corporate Bonds and Notes	1,538	—	1,538	—
Leveraged Loans	1,282	—	1,282	—
Equity Securities:
Preferred Stock	1	1	—	—
Common Stocks	10,346	8,644	3	1,699 (1)
Rights	10	—	—	10
Warrants	13	13	—	— (1)
Special Purpose Acquisition Companies	6,552	6,465	87	—
Escrow Notes	470	—	470	— (1)
Money Market Mutual Funds	2,773	2,773	—	—
Other Financial Instruments:
Purchased Options	2	2	—	—
Forward Foreign Currency Exchange Contracts*	11	—	11	—
Over-the-Counter Total Return Swaps*	90	—	86	4
Total Assets	23,610	17,898	3,999	1,713
Liabilities:
Securities Sold Short:
Common Stocks	(2,381)	(2,381)	—	—
Master Limited Partnerships and Related Companies	(28)	(28)	—	—
Other Financial Instruments:
Written Options	(140)	(140)	—	—
Forward Foreign Currency Exchange Contracts*	(15)	—	(15)	—
Over-the-Counter Total Return Swaps*	(81)	—	(81)	—
Total Liabilities	(2,645)	(2,549)	(96)	—
Total Investments, Net of Securities Sold Short and Written Options	$20,965	$15,349	$3,903	$1,713

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Security held by the Fund with an end of period value of $1,698 was transferred from Level 1 to Level 3 due to a market delisting at period end.
Securities held by the Fund with an end of period value of $—(a) were transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
(a) Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common Stocks	Rights	Warrants	Escrow Notes	Over-the-Counter Total Return Swaps
Investments in Securities
Balance as of December 31, 2024:	$18	$2 (a)	$11	$—	$— (a)	$5
Net change in unrealized appreciation (depreciation)(b)	(2)	—	(1)	—	—	(1)
Purchases	(1)	(1)	—	—	—	—
Transfers into Level 3(d)	1,698	1,698	—	—	—	—
Balance as of September 30, 2025	$1,713	$1,699 (a)	$10	$— (a)	$— (a)	$4
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The change in unrealized appreciation (depreciation) on investments still held at September 30, 2025, was $(59).
(c) Amount is less than $500 (not in thousands).
(d) Transfers into and/or from represent the ending value as of September 30, 2025, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2025:

Investments in Securities – Assets	Ending Balance at September 30, 2025	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(a)
Common Stock:
Endeavor Group Holdings, Inc. Class A	$1,698	Market Approach	Spread (parent and subsidiary ownership)	8.1015 (6.8131 - 8.9796)	Decrease

(a) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Schedule of Investments

THE MERGER FUND® VL
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.